Income Tax - Additional Information (Details) - EUR (€) € in Thousands	1 Months Ended	12 Months Ended
	Dec. 31, 2021	Sep. 30, 2024	Sep. 30, 2023	Sep. 30, 2022
Income Tax [Line items]
Applicable tax rate		25.00%	25.00%	22.80%
Change in parent tax rate				22.80%
Cumulative earnings		€ 417,578	€ 225,976
Revenue		1,804,690	1,491,911	€ 1,242,833
Subsidiaries
Income Tax [Line items]
Cumulative earnings		€ 597,500	€ 580,500
OECD
Income Tax [Line items]
Global minimum tax for multinational enterprises	15.00%
Revenue	€ 750,000
Jersey
Income Tax [Line items]
Applicable tax rate		0.00%	0.00%